Expense Example, No Redemption - BrandywineGLOBAL - Alternative Credit Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 587
Expense Example, No Redemption, 3 Years	937
Expense Example, No Redemption, 5 Years	1,310
Expense Example, No Redemption, 10 Years	2,356
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	240
Expense Example, No Redemption, 3 Years	739
Expense Example, No Redemption, 5 Years	1,265
Expense Example, No Redemption, 10 Years	2,706
Class FI
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	915
Expense Example, No Redemption, 10 Years	1,995
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	617
Expense Example, No Redemption, 5 Years	1,061
Expense Example, No Redemption, 10 Years	2,294
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	427
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	1,623
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	403
Expense Example, No Redemption, 5 Years	700
Expense Example, No Redemption, 10 Years	$ 1,543